Property and Equipment	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
4. Property and Equipment
Property and equipment consisted of the following:

(In thousands)	June 30, 2021	December 31, 2020
Land	$16,210	$—
Buildings	21,547	—
Leasehold improvements	3,252	—
Medical and surgical equipment	2,704	—
Electrical and other equipment	494	73
Computer equipment, furniture and fixtures	7,980	33
Vehicles	164	48
Construction in progress	3,816	—

	56,167	154
Accumulated depreciation and amortization	(1,013)	(3)

Total property and equipment, net	$55,154	$151

Depreciation expense was $0.9 million and none for the three months ended June 30, 2021 and 2020, respectively, and $1.0 million and zero
for the six months ended June 30, 2021 and 2020, respectively.